RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

19. RELATED PARTY TRANSACTIONS

The holder of the majority of the Company’s ordinary shares also holds a majority of the preferred shares of another two companies. During the years ended December 31, 2010, 2011 and 2012, the Company had the following transactions and balances with these two companies.

	For the Year Ended December 31,
	2010	2011	2012
Sales of products to a related party	1,143	706	1,204
Royalty fee charged to a related party	64	2,521	3,210
Purchase of materials on behalf of a related party	2,274	25,836	17,326
Commission fee recorded for a related party	—	531	684
Fees charged for material purchases on behalf of a related party	124	1,298	819
Purchase of IP license from another related party(Note 8)	—	—	46,000

Balances with the above affiliates as of the periods indicated are as follows:

	December 31,
	2011	2012
Due from a related party	22,822	—
Deposit fee paid to a related party for IP acquisition (Note 4)	2,220	—